Derivative Financial Instruments - Fair value of the derivative liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair value of the derivative assets and liabilities
Derivative financial instruments, current liability	$ 7,632	$ 8,185
Derivative financial instruments, non-current liability	7,136	12,152
Derivative liability	14,768	20,337
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative liability	14,768	20,337
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability	$ 14,768	$ 20,337